STOCK-BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jan. 31, 2014 Director [Member]	May 20, 2008 Warrant [Member]	Jan. 31, 2013 Audit Committee [Member]	Jun. 30, 2014 Stock Incentive Plan Two Thousand Thirteen [Member] Audit Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	10,000				10,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		36,000	46,000		36,000		46,000
Reversed Unvested Amount From Unearned Stock based Compensation	$ 46,954
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 6.88	$ 6.90	$ 7.43				$ 2.01
Deferred Compensation Equity		11,640	15,520
Allocated Share-based Compensation Expense		$ 3,880	$ 139,615
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The Options will vest at a rate of 20% per year, with 20% vesting initially when granted.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						139,032
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 9.30
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms						10 years